Employee Benefit Plan, Description of Plan, Employee Contributions (Details) - EBP002	12 Months Ended
Dec. 31, 2025 ageOfParticipant
EBP, Description of Plan [Line Items]
EBP, Minimum Age of Participants	18
EBP, Participant Contribution, Requisite Service Period [Line Items]	90 days
EBP, Participant Contribution, Pretax, Minimum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic Increase, Deferral Rate	1.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	20.00%